SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

Options to employees

        On June 1, 2009, the Group's board of directors approved the Bona Film Group Limited 2009 Stock Incentive Plan (the "2009 Plan"). The maximum number of ordinary shares that may be granted under this plan is 209,163 shares. On June 1, 2010, the Group's board of directors approved the Bona Film Group Limited 2010 Stock Incentive Plan (the "2010 Plan"). The maximum number of ordinary shares that may be granted under this plan is 5,410,650 shares. The 2009 Plan and 2010 Plan allow the Company to grant its employees, directors and consultants awards including option, stock appreciation right, restricted share, restricted share unit or other right or benefit. Under 2009 Plan, except as unanimously approved by the Company's board of directors, the options shall vest in 48 equal monthly installments, with the first installment vesting on March 1, 2008 and an additional installment vesting on the first day of each of the next 47 months thereafter. Under 2010 Plan, except as unanimously approved by the Company's board of directors, the options shall vest in 48 equal monthly installments, with the first installment vesting on the vesting commence date and an additional installment vesting on the first day of each of the next 47 months thereafter.

        The term of an incentive share option shall be no more than ten years from the date of grant thereof. However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement. The option exercise price per share shall be determined by the Compensation Committee, but shall not be less than, (i) in the case of an incentive share option, 100% of the fair market value of a share, and (ii) in case of a non-qualified incentive share option, 85% of the fair market value of a share, in each case, on the date an option is granted.

        In March 2011, under the 2010 Plan, the Group granted 435,774 share options to an officer of the Group, 125,708 share options to an artist and 110,000 share options to two independent directors of the Group with exercise prices of $6.31, $6.31 and $11.56, respectively. 236,687 options granted to the officer, the artist and two independent directors vested on the date of grant, and the remaining 434,795 options vest ratably over the range from 20 to 22 months from the date of grant. The contract life is 10 years from the date of grant. A zero forfeiture rate was estimated.

        In November 2011, under the 2010 Plan, the Group granted 135,000 share options to four independent directors of the Group, 150,000 share options to two directors of the Group, and 289,000 share options to 34 employees with exercise prices of $8.62. 14,424 options vested on the date of grant, and the remaining 559,576 options vest ratably over the range from 23 to 47 months. The contract life is 10 years from the date of grant. The forfeiture rate of 26.3% was estimated for the options granted to the 34 employees and a zero forfeiture rate was estimated for the options granted to the directors.

        In April 2012, under the 2010 Plan, the Group granted 950,000 share options to five officers and 100,000 share options to nine employees with an exercise price of $10.96 per share. 28,472 options vested on the date of grant, and the remaining 1,021,528 options vest ratably over the range from 35 to 47 months. The contract life is 10 years from the date of grant. The forfeiture rate of 26.3% was estimated for the options granted to the nine employees and a zero forfeiture rate was estimated for the rest options.

        In July 2013, under the 2010 Plan, the Group granted 110,000 share options to two independent directors with an exercise price of $7.76 per share. The options vest ratably over 36 months from August 2013. The contract life is 10 years from the date of grant. A zero forfeiture rate was estimated.

        On July 3, 2013, the Company adjusted the exercise price of each of the Company's outstanding, unvested out-of-the-money options (the "Affected Options") to US$3.88 per ADS. The Affected Options represent rights to purchase 993,233 ordinary shares (or 1,986,466 ADSs) held by 54 employees. The total incremental compensation expenses of $468,149 were measured as the excess of the fair value of the modified stock options over the fair value of the original awards immediately before their terms were modified. The total incremental compensation expenses and the remaining unrecognized compensation expenses of the original equity awards as of the modification date will be recognized over the remaining requisite service periods. In conjunction with the options exercise price adjustment, the Company's Board of Directors had approved a lock-up restriction on all ordinary shares underlying the Affected Options, pursuant to which the shares may not be sold for a period of six months beginning July 3, 2013.

        The total intrinsic value of options exercised during the year ended December 31, 2011, 2012 and 2013 were $53,632, $1,614,902 and $2,422,535, respectively.

        The Group recognizes compensation expenses on the options using the straight-line attribution method. Total share-based compensation expenses recognized were $3,560,194, $4,234,386 and $3,141,741 for the years ended 2011, 2012 and 2013, respectively.

Options to non-employees

        In November 2011, under the 2010 Plan, the Group granted 470,000 share options to eight consultants with an exercise price of $8.62 per share. 13,056 options vested on the date of grant, and the remaining 456,944 options vest ratably over 35 months from the date of grant on a monthly basis. The contract life is 10 years from the date of grant. A zero forfeiture rate was estimated. With the assistance of an independent valuer, the fair value of each option granted to non-employees was estimated on the date of vesting. Total share-based compensation expenses recognized were $86,950, $568,778 and $816,666 for the years ended December 31, 2011, 2012 and 2013, respectively. Nil, nil and 29,167 options to non-employees were exercised for the three years ended December 31, 2011, 2012, and 2013, respectively.

        The fair value of each option granted to employees and non-employees was determined using the Binomial option pricing model with the following assumptions for the years ended December 31, 2011, 2012 and 2013:

	2011	2012	2013
Expected volatility(1)	44%	42% - 43%	37%
Risk-free interest rate(2)	2.77% - 2.89%	2.08% - 2.73%	4.09%
Expected dividend yield(3)	0%	0%	0%
Exercise multiple(4)	2.00 and 2.30	2.0 and 2.8	2
Fair value of the underlying ordinary shares(5)	7.76 - 12.37	9.84 - 10.96	11.48
(1)
Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of the Company and listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate was estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Expected dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of the underlying ordinary shares

The fair value of the underlying ordinary shares was estimated based on the closing market price of the Company's ordinary shares as of the grant date.

        The weighted-average grant-date fair values of options granted during the years ended December 31, 2011, 2012 and 2013 were $4.13, $5.58 and $3.78 per share, respectively.

Summary of share options to employees and non-employees

        A summary of option activity, including grants to both employees and non-employees, under the 2009 Plan and 2010 Plan as of December 31, 2013, and the changes during the year then ended is presented below:

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2013	3,478,713	8.17	7.9	7,187,931

Granted	110,000	7.76
Exercised	(422,977)	5.56
Expired	(37,129)	10.32
Forfeited	(114,521)	10.15

Outstanding as at December 31, 2013	3,014,086	7.72	7.7	11,348,504

Exercisable as at December 31, 2013	2,128,248	7.79	7.5	7,870,215

Expected to vest at December 31, 2013	653,305	7.52	8.1	2,589,282

        As of December 31, 2013, there was $4,400,452 of unrecognized compensation expenses related to non-vested share-based compensation arrangements granted under the 2009 Plan and 2010 Plan. That expense is expected to be recognized over a weighted-average period of 0.90 year.